SHARE OPTION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 New Options Granted During The Year [Member]	Dec. 31, 2010 New Options Granted During The Year [Member]	Dec. 31, 2009 New Options Granted During The Year [Member]	Dec. 31, 2010 Replacement Options Granted During The Year [Member]	Dec. 31, 2009 Replacement Options Granted During The Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1
Option vesting period, maximum (in years)		3
Options, term (in years)		5
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)		617,000	770,000	555,000
Cancelled (in shares)		0	0	(355,000)
Granted (in shares)		213,500	97,000	570,000	213,500	97,000	75,000		495,000
Exercised (in shares)	100,000	0	(26,334)	0
Forfeited (in shares)		0	(223,666)	0
Options outstanding at end of year (in shares)		830,500	617,000	770,000
Exercisable at end of year (in shares)		434,006	280,005	133,333
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)		$ 10.14	$ 14.84	$ 24.18
Cancelled (in dollars per share)		$ 0	$ 0	$ 21.91
Granted (in dollars per share)		$ 20.13	$ 18.19	$ 10.91
Exercised (in dollars per share)		$ 0	$ 10.38	$ 0
Forfeited (in dollars per share)		$ 0	$ 26.69	$ 0
Options outstanding at end of year (in dollars per share)		$ 11.25	$ 10.14	$ 14.84
Exercisable at end of year (in dollars per share)		$ 7.94	$ 8.87	$ 27.64
Weighted average assumptions used to calculate fair value of options [Abstract]
Risk free interest rate (in hundredths)					1.13%	1.32%	1.42%		1.41%
Expected volatility (in hundredths)					65.60%	65.60%	64.30%		63.50%
Expected dividend yield (in hundredths)					0.00%	0.00%	0.00%		0.00%
Expected life of options (in years)					3.5	3.5	3.5		3.5
Other disclosures [Abstract]
Granted (in shares)		213,500	97,000	570,000	213,500	97,000	75,000		495,000
Weighted average grant-date/modification-date fair value of options granted/modified during the period (in dollars per share)					$ 9.5	$ 8.37	$ 5.63		$ 2.56
Total intrinsic value of options exercised during the period								$ 0.2
Intrinsic value of options fully vested but not exercised		0.8
Options fully vested but not exercised, average remaining term (in years)		2.6
Unrecognized compensation costs related to non-vested options granted		$ 1.3	$ 0.8
Unrecognized compensation costs related to non-vested options granted, average period for cost recognition (in years)		1.0